Stock Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	May 03, 2024	Feb. 28, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense			$ 28,100		$ 64,500
Net settlement resulted in increase in treasury shares						$ (124,109)
Number of shares issued	11,000,000
River Vessels | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value		$ 14,100
Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%
Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		200.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense					$ 68,000
Number of share vested	16,251,664
Shares withheld	5,171,224
Weighted average recognition period					1 year 4 months 24 days
Price per ordinary share	$ 24
Net settlement resulted in increase in treasury shares	$ 124,100
Number of shares authorized in share based payments					1,961,956
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance			59,027,217		59,027,217
Ordinary shares remained available for future issuance			20,929,115		20,929,115
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding					1.00%
2018 Incentive Plan | Performance Granted | River Vessels | Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted		267,080
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance			9,107,217		9,107,217
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding					1.00%
Stock based compensation expense			$ 600		$ 600
Shares reserved for issuance, annual increase in number of ordinary shares					4,680,000
2024 ESPP | Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense			5,100		$ 9,400
2024 ESPP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense			$ 22,400	$ 3,500	$ 54,500	$ 10,500